Acquisitions, Goodwill and Intangible Assets (Details 2) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Actual from date of Transaction through 12/31/2013	$ (1,075,786)	$ (1,111,541)		$ (2,054,552)	$ (2,303,770)	$ (6,488,499)	$ (4,013,127)
Series Of Individual Business Acquisitions [Member] | Scenario, Actual [Member]
Actual from date of Transaction through 12/31/2013			$ 3,057,071
Actual from date of Transaction through 12/31/2013			$ 569,697
Series Of Individual Business Acquisitions [Member] | Pro Forma [Member]
Pro forma (unaudited) supplemental information as if the Transactions had occurred at the beginning of the period is approximately as shown below:
Supplemental (unaudited) pro forma for 1/1/2013 - 12/31/2013							6,420,000
Supplemental (unaudited) pro forma for 1/1/2013 - 12/31/2013							$ (3,420,000)